INCOME TAX - Reconciliation of differences between PRC statutory income tax rate and effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 $ / shares
Reconciliation of differences between PRC statutory income tax rate and effective income tax rate
Expected taxation at PRC statutory tax rate	¥ (54,201,797)		¥ (71,077,803)		¥ (17,804,968)
Tax effect of taxexempt entities and differing tax rates in different jurisdictions	105,035		2,820,038		6,581,327
Research and development expenses bonus deduction	(25,718,922)		(30,807,283)		(34,910,421)
Non-deductible share-based compensation expenses	5,850,869		11,742,974		13,866,734
Other non-deductible expenses	888,261		2,491,593		638,898
Preferential tax rate difference	15,880,110		7,301,540		(3,075,033)
Other	1,116,269		229,108		(3,770,720)
Change in valuation allowance	32,473,625		67,106,949		16,717,239
Total	¥ (23,606,550)	$ (3,234,084)	¥ (10,192,884)		¥ (21,756,944)
Effect of preferential tax rates on basic earnings per Class A and Class B ordinary share | $ / shares		$ (0.1)		$ (0.05)		$ 0.02
Effect of preferential tax rates on diluted earnings per Class A and Class B ordinary share | $ / shares		$ (0.1)		$ (0.05)		$ 0.02